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October 8, 2010

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

RE:

Frontegra Funds, Inc.
(Registration Nos. 333-7305; 811-7685)

Ladies and Gentlemen:

On behalf of Frontegra Funds, Inc. (the “Company”), in lieu of filing the form of Prospectuses and Statement of Additional Information for the Frontegra Phocas Small Cap Value Fund, a series of the Company, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 66 to the Company’s Registration Statement on Form N-1A.  Post-Effective Amendment No. 66 was filed electronically via EDGAR on October 6, 2010.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:

Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI, WASHINGTON DC, AND SHANGHAI PRC

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